Jun. 30, 2024
FPA Queens Road Small Cap Value Fund | FPA Queens Road Small Cap Value Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth.
FEES AND EXPENSES OF FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

The Fund is the successor of the FPA Queens Road Small Cap Value Fund, formerly a series of Bragg Capital Trust (the "Predecessor Fund"), resulting from a reorganization of the Predecessor Fund with and into the Fund on July 28, 2023.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)		Investor Class		Advisor Class		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		None		None		None
Exchange Fee		None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.66%		0.66%		0.66%
Distribution (Rule 12b-1) fees		None		None		None
Other Expenses		0.32%		0.24%		0.13%
Shareholder service fee	0.23%		0.15%		0.04%
All other expenses	0.09%		0.09%		0.09%
Acquired fund fees and expenses[1]		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses		0.99%		0.91%		0.80%

1  The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shareholder Fees (fees paid directly from your investment)		Investor Class		Advisor Class		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		None		None		None
Exchange Fee		None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.66%		0.66%		0.66%
Distribution (Rule 12b-1) fees		None		None		None
Other Expenses		0.32%		0.24%		0.13%
Shareholder service fee	0.23%		0.15%		0.04%
All other expenses	0.09%		0.09%		0.09%
Acquired fund fees and expenses[1]		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses		0.99%		0.91%		0.80%

1  The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain same. The one-year figure and three-year figure are each based on total annual operating expenses of the Fund after expense reimbursement. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$101	$315	$547	$1,213
Advisor Class	$93	$290	$504	$1,120
Institutional Class	$82	$255	$444	$990

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 19% of the average value of its portfolio. The Fund's portfolio turnover rate may vary from year to year as well as within a year.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of small capitalization U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its assets (for the purpose of this requirement, net assets include net assets plus any borrowings for investment purposes) in equity securities of companies with small market capitalization. The Fund currently defines a small capitalization (small cap) company as one whose market capitalization, at the time of purchase, is no greater than the largest market capitalization of any company included in the Russell 2000 Index.

The Fund's sub-adviser, Bragg Financial Advisors, Inc., invests the Fund's assets by pursuing a value-oriented strategy. The sub-adviser's strategy begins with a screening process that seeks to identify small cap companies whose stocks sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. The sub-adviser favors companies that maintain strong balance sheets and have experienced management. Generally, the sub-adviser attempts to identify situations where stock prices are undervalued by the market. The sub-adviser generally sells securities when it believes they are trading for more than their intrinsic value, to generate tax losses to offset taxable gains, or if additional cash is needed to fund redemptions.

PERFORMANCE

The Fund acquired all of the assets and liabilities of the Predecessor Fund following the reorganization of the Predecessor Fund on July 28, 2023. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to July 28, 2023, reflect the performance of the Predecessor Fund.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 calendar year periods compare with those of the Russell 3000 Index, a broad-based securities market index, and the Russell 2000 Value Index, an additional index that provides a measure of the U.S. small cap value equity market. The past performance information shown below is for Investor Class shares of the Fund. Although Investor Class shares would have similar annual returns to the Fund's other share classes (i.e., Advisor Class and Institutional Class shares) because all of the classes are invested in the same portfolio of securities, the returns for each class of shares will vary because of the different expenses paid by each class of shares, as described in the table labeled "Fees and Expenses of the Fund" above. The chart and table reflect the reinvestment of dividends and distributions. In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

To obtain updated monthly performance information, please visit the Fund's website at https://fpa.com/funds or call (800) 982-4372.

Calendar-Year Total Return (before taxes) for Investor Class For each calendar year at NAV

The year-to-date return as of June 30, 2024, was 0.65%.

Investor Class

Highest Calendar Quarter Return at NAV  24.75%  (Quarter ended 12/31/2020)

Lowest Calendar Quarter Return at NAV  (21.84)%  (Quarter ended 03/31/2020)

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Total Returns (for the periods ended December 31, 2023)	One Year	Five Years	Ten Years	Since Inception
Investor Class—Return Before Taxes	16.00%	12.10%	7.91%	—
Investor Class—Return After Taxes on Distributions[1]	15.31%	11.56%	7.13%	—
Investor Class—Return After Taxes on Distributions and Sale of Fund Shares[1]	9.97%	9.60%	6.21%	—
Advisor Class[2]—Return Before Taxes	16.09%	—	—	11.66%
Institutional Class[2]—Return Before Taxes	16.24%	—	—	11.77%
Russell 3000 Index	25.96%	15.16%	11.48%	—
Russell 2000 Value Index	14.65%	10.00%	(6.76)%	—

[1]  After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

[2]  Advisor Class and Institutional Class shares commenced operations on December 1, 2020.